INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
INVENTORIES
INVENTORIES
6.	INVENTORIES

Inventories of $1,641,007 and $1,756,268 as of March 31, 2026 and December 31, 2025, respectively, consist of finished goods of $371,429 and $556,014 and raw materials of $1,269,578 and $1,200,254, which are valued at the lower of cost (determined on an average cost) or net realizable value. At March 31, 2026 and December 31, 2025 the Company recorded an inventory write-off of $137,605 and $133,435, respectively, which reduced inventories and was recognized in cost of revenues. The write-off primarily related to inventory items with no usage or movement during the preceding 12 months, for which management determined there was no expected future use or recoverable value.

6.INVENTORIES

Inventories of $1,756,268 and $1,598,840 as of December 31, 2025 and 2024, respectively, consist of finished goods of $556,014 and $426,933 and raw materials of $1,200,254 and $1,171,907, which are valued at the lower of cost (determined on an average cost) or net realizable value. At December 31, 2025, the Company recorded an inventory write-off of $133,435, which reduced inventories and was recognized in cost of revenues. The write-off primarily related to inventory items with no usage or movement during the preceding 12 months, for which management determined there was no expected future use or recoverable value.